NOTE 9 - CONVERTIBLE PROMISSORY NOTE (Details) - Convertible Promissory Note (USD $)	3 Months Ended		6 Months Ended		12 Months Ended					79 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jul. 05, 2013	Jun. 30, 2013	Apr. 23, 2013	Dec. 31, 2012	Aug. 22, 2012	Jun. 30, 2013
ConvertiblePromissoryNoteAbstractAlt0
Cash received from convertible promissory notes					$ 10,000		$ 20,000	$ 50,000	$ 20,000
Derivative loss on inception date				57,804				203,868		203,868
Fair value of convertible promissory notes on inception date								253,868
Change in fair value (gain)	333,612	(53,234)	34,003	(53,234)		87,104		(53,101)		(116,764)
	100,096		100,096			100,096		200,767		100,096
Repayment of convertible promissory note			(20,001)
Gain on extinguishment of convertible promissory note	$ 46,667		$ 46,667							$ 46,667